Supplementary Balance Sheet Information (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts payable and accruals - other:
Payroll and related expenses	$ 899	$ 507
Government institutions	218	208
Accrued vacation pay	79	52
Accrued expenses and sundry	305	70
Accounts payable and accruals - other	$ 1,501	$ 837